Revenue Information - Disaggregation of Revenue (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Product Information [Line Items]
Revenues	$ 134,927,410	$ 63,464,574	$ 42,371,174
Group Chatting Services [Member]
Product Information [Line Items]
Revenues	122,978,167	63,437,224	42,371,174
Game Services [Member]
Product Information [Line Items]
Revenues	$ 11,949,243	$ 27,350	$ 0